Average Annual Total Returns - Class R R4 and Class I3 - Transamerica Mid Cap Value Opportunities	R4 Inception Date	R4 Return Before Taxes 1 Year	R4 Return Before Taxes Since Inception	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R Since Inception	R Inception Date	I3 1 Year	I3 Since Inception	I3 Inception Date	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 24, 2017	4.09%	6.22%	3.88%	4.92%	2.57%	4.66%	3.76%	5.88%	Mar. 24, 2017	4.24%	6.41%	Mar. 24, 2017	4.96%	[1]	7.13%	[1]

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